SUBSEQUENT EVENT (Details) - ILS (₪)	Jul. 13, 2017	Jun. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Par value		₪ 0.16	₪ 0.16
Subsequent Event [Member] | Ordinary shares [Member]
Subsequent Event [Line Items]
Increase in authorized share capital	₪ 6,400,000
Increase in number of ordinary shares authorized	40,000,000
Par value	₪ 0.16